UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _____________ to _____________

July 31, 2020
Date of Report

Heller Financial Commercial Mortgage Asset, LLC1
(Exact name of securitizer as specified in its charter)

025-01049	0001052932
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Michael P. Paolillo, (203) 229-8350
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

1 Formerly known as Heller Financial Commercial Mortgage Asset Corp.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
The date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer was April 15, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 31, 2020	HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET, LLC, successor to HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET CORP. (Securitizer)

	By:	/s/ Ana Chadwick
Name: Ana Chadwick
Title: Treasurer